NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME (LOSS) PER SHARE
Schedule of basic and diluted net income (loss) per share

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	1,193,311	2,501,595	3,496,606
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 12)	(3,097,733)	—	—
Net (loss) income attributable to Class A and Class B ordinary shareholders for computing basic and diluted net income (loss) per share	(1,904,422)	2,501,595	3,496,606
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income (loss) per ordinary share	202,751,277	288,827,604	298,222,207
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	—	12,110,866	8,442,892
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income (loss) per ordinary share	202,751,277	300,938,470	306,665,099
Basic net (loss) income per share	(9.39)	8.66	11.72
Diluted net (loss) income per share	(9.39)	8.31	11.40